Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 39,593		$ 79,163		$ 89,957		$ 34,219		$ 43,255		$ 65,029		$ 73,756		$ 26,181		$ 242,932		$ 208,221		$ 182,810
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Basic																	19,792		17,430		14,806
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 223,140		$ 190,791		$ 168,004
Weighted-average common shares outstanding - Basic																	34,319,890		32,824,947		32,582,385
Basic earnings per share for Common and Class B common stock	$ 1.02	[1]	$ 2.12	[1]	$ 2.41	[1]	$ 0.89	[1]	$ 1.19	[1]	$ 1.82	[1]	$ 2.07	[1]	$ 0.71	[1]	$ 6.50	[1]	$ 5.81	[1]	$ 5.16
Net income attributable to Watsco, Inc. shareholders	$ 39,593		$ 79,163		$ 89,957		$ 34,219		$ 43,255		$ 65,029		$ 73,756		$ 26,181		$ 242,932		$ 208,221		$ 182,810
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Diluted																	19,788		17,427		14,801
Earnings allocated to Watsco, Inc. shareholders - Diluted																	$ 223,144		$ 190,794		$ 168,009
Weighted-average common shares outstanding - Basic																	34,319,890		32,824,947		32,582,385
Effect of dilutive stock options																	54,379		37,686		34,119
Weighted-average common shares outstanding - Diluted																	34,374,269		32,862,633		32,616,504
Diluted earnings per share for Common and Class B common stock	$ 1.02	[1]	$ 2.11	[1]	$ 2.40	[1]	$ 0.89	[1]	$ 1.19	[1]	$ 1.82	[1]	$ 2.07	[1]	$ 0.71	[1]	$ 6.49	[1]	$ 5.81	[1]	$ 5.15
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 206,355		$ 175,667		$ 154,021
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 16,785		$ 15,124		$ 13,983

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.